SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2014
SHORT-TERM BANK LOANS [Abstract]
SHORT-TERM BANK LOANS
12	SHORT-TERM BANK LOANS

Balances comprised bank loans with two different banks located in Taiwan and Hong Kong.

Loan from bank A in Taiwan

The Group has entered into loan facility agreement with a bank in Taiwan during July 2014 and is available for the Group to draw on within a year. In September 2014, the Group has drawn down the full amount of loan of $15,000 in two tranches of $10,000 and $5,000 respectively. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 0.8% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement. The first tranche of loan drawn down in September 2014 has been rolled-over in December 2014 with floating interest rate remains at 0.8% higher than LIBOR. Effective interest rate of the loan was  1.55% per annum as at December 2014. The first tranche and second tranche of the loan are repayable on January 26, 2015.

In December 2014, the Group has further drawn down the full amount of loan of $10,000 in two tranches of $5,000 in each tranche. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 0.8% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement. Effective interest rate of the loan was 1.55% per annum as at December 2014. The first tranche and second tranche of the loan are repayable on March 31, 2015.

Loan from bank B in Hong Kong

The Group has entered into loan facility agreement with a bank in Hong Kong during December 2012 and drawn down a loan of $8,500. This bank borrowing is denominated in US Dollars, which carries fixed interest rate at 1.84% at date of inception of loan facility agreement. The Group has renewed the full amount of loan of $8,500 with fixed interest rate at 1.15% on December 30, 2013. The loan have been rolled-over in March, June, September and December 2014 with fixed interest rate at 1.24%, 1.28%, 1.25% and 1.36% respectively. The loan is repayable on March 31, 2015.

During December 2014, the Group has further drawn down a loan of $11,500. This bank borrowing is denominated in US Dollars, which carries fixed interest rate at 1.33% at date of inception of loan facility agreement. The loan is repayable on January 28, 2015.

There were no restrictive financial covenants associated with these loans.